Subsequent Events - Additional Information (Detail) - USD ($)							1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 09, 2020	Sep. 28, 2019	Aug. 16, 2019	Aug. 15, 2019	Jun. 30, 2019	May 08, 2019	Apr. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2016
Subsequent Events (Textual)
Shares issued of common stock for services					688	2,433
Series B Preferred Stock
Subsequent Events (Textual)
Shares issued of common stock for services					25,000						902,238
Shares of common stock converted					6,250			162,177	210,279
Pre Funded Warrants [Member]
Subsequent Events (Textual)
Warrants exercise price								$ 0.01
Subsequent Event [Member]
Subsequent Events (Textual)
Underwritten public offering, description			The Company closed on the sale of (i) 4,895,000 shares of its common stock, par value $0.001 per share (the “Common Stock”), (ii) pre-funded warrants (“PFW”) to purchase an aggregate of 2,655,000 shares of Common Stock and (iii) common warrants to purchase an aggregate of 7,762,500 shares of Common Stock (“2020 Investor Warrants”), including 800,000 shares of Common Stock and 2020 Investor Warrants to purchase an aggregate of 1,012,500 shares of Common Stock sold pursuant to a partial exercise by the underwriters of the underwriters’ option to purchase additional securities, in the Company’s underwritten public offering (the “Offering”). Each share of Common Stock or PFW, as applicable, was sold together with a 2020 Investor Warrant to purchase one share of Common Stock at a combined effective price to the public of $1.00 per share of Common Stock and accompanying 2020 Investor Warrant.
Net proceeds from offering			$ 6,700,000
Warrants exercisable, description			The 2020 Investor Warrants are exercisable at $1.00 per share and the PFW are exercisable at $0.01 per share until their expiries on August 16, 2024. The Company also issued 377,500 warrants to the underwriters of the Offering. The underwriter warrants are exercisable at $1.15 per share commencing February 10, 2020 until their expiry on August 14, 2022.
Warrants to purchase common stock				800,000
Shares issued of common stock for services							2,096
Subsequent Event [Member] | Merger Agreement [Member]
Subsequent Events (Textual)
Terms and conditions of the Merger Agreement	(the “Effective Time”), (i) each outstanding share of Adgero common stock (the “Adgero Common Stock”) (other than any shares held as treasury stock that will be cancelled) will be converted into shares of Company common stock (the “DelMar Common Stock”) based on the exchange ratio, (ii) each outstanding warrant to purchase Adgero Common Stock will be converted into a warrant exercisable for that number of shares of DelMar Common Stock equal to the product of (x) the aggregate number of shares of Adgero Common Stock for which such warrant was exercisable and (y) the exchange ratio; and (iii) each outstanding Adgero stock option, whether vested or unvested, that has not been exercised will be cancelled for no consideration. The shares of DelMar Common Stock issuable in exchange for Adgero securities and underlying DelMar warrants issued in exchange for Adgero warrants pursuant to the Merger Agreement are referred to as the “Merger Consideration.”
Voting power after the Effective Time	49.50%
Voting power prior to the Effective Time	50.50%
Termination fee payable	$ 500,000
Subsequent Event [Member] | Merger Agreement [Member] | Private Placement [Member]
Subsequent Events (Textual)
Merger, expected completion period	Third calendar quarter of 2020
Subsequent Event [Member] | Merger Agreement [Member] | Private Placement [Member] | Minimum
Subsequent Events (Textual)
Merger, contingent receivable,	$ 10,000,000
Subsequent Event [Member] | Merger Agreement [Member] | Private Placement [Member] | Placement Agent [Member]
Subsequent Events (Textual)
Merger success fee as percentage of common shares issued	5.00%
Merger, stock purchase warrants as percentage of value of shares issued	10.00%
Subsequent Event [Member] | Merger Agreement [Member] | Private Placement [Member] | Series C Preferred Stock [Member]
Subsequent Events (Textual)
Shares issued, price per share	$ 1,000
Subsequent Event [Member] | Investor Warrant [Member]
Subsequent Events (Textual)
Warrants to purchase common stock		1,012,500		1,012,500
Subsequent Event [Member] | Pre Funded Warrants [Member]
Subsequent Events (Textual)
Net proceeds from offering				$ 26,550
Warrants exercised				2,655,000
Warrants exercise price				$ 0.01
Plan 2017 [Member]
Subsequent Events (Textual)
Shares of common stock available for issuance					491,817					491,817
Increase of common stock available for issuance					1,500,000					1,500,000
Total number of common stock available					2,280,000					2,280,000
Description of stock option grants										The Company also granted 1,041,016 stock options to officers and directors of the Company. Of this total, 491,817 were granted under the existing 2017 Plan limit and 549,199 will be exercisable subject to approval by the Company's stockholders of the share increase. All stock options have an exercise price of $0.61and expire on September 5, 2029. Of the 1,041,016 stock options granted, 375,000 vest pro rata monthly over one year from the date of grant and 666,016 vest as to one-sixth on the six month anniversary of the grant date with the remaining five-sixths vesting pro rate monthly over 30 months commencing on the seven month anniversary of the grant date.